As filed with the Securities and Exchange Commission on August 27, 1997

                                           Securities Act File No. 33-[      ]
                                  Investment Company Act File No. 811-[      ]
-------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------


                                    FORM N-2
                        (Check appropriate box or boxes)

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933    [X]
                           Pre-Effective Amendment No.      [ ]
                          Post-Effective Amendment No.      [ ]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940     [X]
                                  Amendment No.             [ ]

                             ----------------------


                 MENTOR PERPETUAL GLOBAL EMERGING COMPANIES FUND
             (Exact name of registrant as specified in its charter)

                 901 East Byrd Street, Richmond, Virginia 23219
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code:  (804) 782-3647

                             ----------------------

                           Paul F. Costello, President
                 Mentor Perpetual Global Emerging Companies Fund
                              901 East Byrd Street
                            Richmond, Virginia 23219
                     (Name and address of agent for service)

                                   Copies to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                        Boston, Massachusetts 02110-2624

                             ----------------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

              It is proposed this filing will become effective when declared effective pursuant to Section 8(c).

                        CALCULATION OF REGISTRATION FEE

                                           Proposed Maximum    Proposed Maximum      Amount of
    Title of Securities    Amount Being     Offering Price         Aggregate      Registration Fee

     Being Registered       Registered         Per Unit         Offering Price
---------------------------------------------------------------------------------------------------
Shares of
  Beneficial Interest          33,000            $10              $330,000              $100
===================================================================================================

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                MENTOR PERPETUAL GLOBAL EMERGING COMPANIES FUND

                 Cross Reference Sheet Pursuant to Rule 495(a)
                        Under the Securities Act of 1933

PARTS A AND B OF PROSPECTUS*

Item No. Registration Statement Caption                               Location in Prospectus
-------  ------------------------------                               -----------------------
   1.    Outside Front Cover......................................... Outside Front Cover
   2.    Inside Front and Outside Back Cover Page.................... Inside Front and Outside Back Cover Page
   3.    Fee Table and Synopsis...................................... Summary of the Fund's Expenses
   4.    Financial Highlights........................................ Not Applicable
   5.    Plan of Distribution........................................ Cover Page; Outside Front Cover; Prospectus Summary
   6.    Selling Shareholders........................................ Not Applicable
   7.    Use of Proceeds............................................. Outside Front Cover; Inside Front Cover;
                                                                      Prospectus Summary; Use of Proceeds;
                                                                      Investment Objective and Policies
   8.    General Description of Registrant........................... Outside Front Cover; Inside Front Cover;
                                                                      Prospectus Summary; The Fund; Investment
                                                                      Objective and Policies; Investment Restrictions;
                                                                      Risk Factors; Taxes; Portfolio Transactions;
                                                                      Description of Shares; Automatic Dividend
                                                                      Reinvestment and Cash Purchase Plan;
                                                                      Automatic Conversion to an Open-End
                                                                      Investment Company
   9.    Management.................................................. Inside Front Cover; Prospectus Summary;
                                                                      Investment Adviser; Management of the Fund;
                                                                      Management Contract; Administrative Services
                                                                      Contract; Portfolio Transactions; Custodian,
                                                                      Transfer Agent, Dividend Disbursing Agent and
                                                                      Registrar
  10.    Capital Stock, Long-Term Debt, and Other Securities......... Prospectus Summary; Dividends and
                                                                      Distributions; Description of Shares; Taxes
  11.    Defaults and Arrears on Senior Securities................... Not Applicable
  12.    Legal Proceedings........................................... Not Applicable
  13.    Table of Contents of Statement of Additional Information.... Not Applicable
  14.    Cover Page.................................................. Not Applicable
  15.    Table of Contents........................................... Not Applicable
  16.    General Information and History............................. Not Applicable
  17.    Investment Objective and Policies........................... Outside Front Cover; Inside Front Cover;
                                                                      Prospectus Summary; Investment Objective and
                                                                      Policies; Risk Factors; Investment Restrictions
  18.    Management.................................................. Management of the Fund
  19.    Control Persons and Principal Holders of Securities
         Description of Shares....................................... Not Applicable

                                      -3-




  20.    Investment Advisory and Other Services...................... Prospectus Summary; Investment Adviser;
                                                                      Management of the Fund; Management Contract;
                                                                      Administrative Services Contract; Portfolio
                                                                      Transactions; Statements of Assets and Liabilities
  21.    Brokerage Allocation and Other Practices.................... Portfolio Transactions
  22.    Tax Status.................................................. Dividends and Distributions; Taxes
  23.    Financial Statements........................................ Experts; Report of Independent Accountants;
                                                                      Statements of Assets and Liabilities

------------------
* Pursuant to General Instructions for Part B of Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus.

PART C

    The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
                             SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED AUGUST 27, 1997

                                 30,000 Shares

                Mentor Perpetual Global Emerging Companies Fund

                              Beneficial Interest

         Mentor Perpetual Global Emerging Companies Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing primarily in the securities of emerging companies located anywhere in the world that Mentor Perpetual Advisors, LLC, the Fund's investment adviser, believes offer the potential for capital appreciation.

         Prior to this offering, there has been no public market for the shares of beneficial interest (the "Shares") in the Fund. See "Underwriting." The Fund will apply for the listing of the Shares on the New York Stock Exchange.

         Investors should be aware that shares of closed-end investment companies have in the past frequently traded at a discount to their net asset value. The risk of loss associated with this characteristic of closed-end investment companies may be greater for investors purchasing Shares in the initial public offering and expecting to sell such Shares soon after the completion thereof.
                                                   (continued on following page)

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
         AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
          ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                Price to         Sales          Proceeds to
                                 Public         Load(1)           Fund(2)
-----------------------------------------------------------------------------
Per Share................          $10          $______           $______
Total(3).................       $300,000        $______           $______
-----------------------------------------------------------------------------

(1) The Fund and the Investment Adviser have agreed to indemnify the Underwriter against certain liabilities, including liabilities under the Securities Act of 1933, as amended. See "Underwriting."

(2) Before deduction of organizational and offering expenses payable by the Fund, estimated to be $ and $ , respectively, which includes up to $ to be paid to the Underwriter in partial reimbursement of its expenses. Organizational expenses will be amortized over a period not to exceed 60 months from the date that the Fund commences investment operations.

(3) The Fund has granted to the Underwriter an option, exercisable within days of the date hereof, to purchase up to an additional ______ Shares solely to cover over-allotments, if any. If such option is exercised in full, the total Price to Public, Sales Load, and Proceeds to Fund will
         be $          , $          , and $          , respectively. See
         "Underwriting."


                             [Name of Underwriter]

                 The date of this Prospectus is October , 1997.

         This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon written or oral request without charge. The Commission's Web site (http://www.sec.gov) contains material incorporated by reference and other information regarding registrants that file electronically with the Commission. See "Additional Information."

         The Shares are offered by the Underwriter, subject to prior sale, when, as, and if delivered to and accepted by the Underwriter, and subject to certain conditions. Delivery of the Shares is expected against payment therefor on or about October , 1997, at the offices of [name and address of Underwriter].

         The Fund's Agreement and Declaration of Trust provides that, beginning after 18 months from the date of the initial public offering, the Fund will be converted into an open-end investment company if its Shares close at a 5% or greater discount from the net asset value of the Fund on the last business day of any week and for each of the next 14 business days. No further approval of the shareholders of the Fund would be necessary. See "Compulsory Conversion to an Open-End Investment Company."

         The address of Mentor Perpetual Advisors, LLC is 901 East Byrd Street, Richmond, Virginia 23219 and its phone number is (800) 869-6042.

         IN CONNECTION WITH THIS OFFERING, THE UNDERWRITER MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE, MAINTAIN, OR OTHERWISE AFFECT THE MARKET PRICE OF THE SHARES AT A LEVEL ABOVE THAT WHICH MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH TRANSACTIONS MAY BE EFFECTED ON THE NEW YORK STOCK EXCHANGE, IN THE OVER-THE-COUNTER MARKET, OR OTHERWISE. SUCH STABILIZATION, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME. SEE "UNDERWRITING."

                              -------------------

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                               PROSPECTUS SUMMARY

         The following summary is qualified in its entirety by reference to the more detailed information, including "Risk Factors," included elsewhere in this Prospectus. The discussion in this Prospectus contains "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933, as amended (the "Securities Act"), which involve risks and uncertainties and represent the Fund's expectation or beliefs, including, but not limited to, statements concerning the Fund's investment objective and policies, performance, and financial condition. For this purpose, any statements contained in this Prospectus that are not statements of historical fact may be deemed to be forward-looking statements. The Fund desires to take advantage of the "safe harbor" provisions of the Private Securities Litigation Reform Act of 1995. The Fund wishes to caution readers that actual results and the timing of certain events may differ significantly from the results discussed in the forward-looking statements. Factors that could cause or contribute to such differences include, but are not limited to, those discussed in "Risk Factors" and "Taxes." Unless otherwise indicated, the information in this Prospectus assumes that the Underwriter's over-allotment option will not be exercised.

The Fund.......................     Mentor Perpetual Global Emerging Companies
                                    Fund (the "Fund") is a diversified
                                    closed-end management investment  company.
                                    The Fund is designed for investors desiring to invest a portion of their assets in the securities of emerging companies located anywhere in the world that, in the opinion of Mentor Perpetual Advisors, LLC, the
                                    Fund's investment adviser, offer the
                                    potential for long-term capital
                                    appreciation.  See "Investment Objective and
                                    Policies."

Investment Objective...........     The Fund's investment objective is to seek
                                    long-term capital appreciation.  See
                                    "Investment Objective and Policies."

Investment Policies ...........     The Fund seeks its investment objective by
                                    investing primarily in a diversified
                                    portfolio of securities of emerging
                                    companies located anywhere in the world, that Mentor Perpetual Advisors, LLC, the
                                    Fund's investment adviser ("Mentor
                                    Perpetual"), believes offer the potential for capital appreciation.

                                    The Fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund may also invest to a lesser extent in debt securities and other types of investments if Mentor Perpetual believes they would help achieve the Fund's objective. The Fund may hold a portion of its assets in cash or money market instruments.

                                    The Fund will normally invest at least 65% of its assets in securities issued by emerging companies. "Emerging companies" are companies that, in the opinion of Mentor Perpetual, have the potential, based on superior or unique products or services, operating characteristics, or financing capabilities, for more rapid growth than the world economy. It is likely that many of those companies will be relatively small, with limited operating history. See "Risk Factors -- Investments in smaller companies." The Fund may invest the remainder of its asset in securities of companies, large or small, that Mentor Perpetual believes offer the potential for long-term capital appreciation. See "Investment Objective and Policies."

                                    Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of at least three countries, one of which may be the United States. It is likely that, at times, a substantial portion of the Fund's assets will be invested in securities of issuers in emerging markets, including underdeveloped and developing nations. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such markets. For example, the securities markets and legal systems in emerging markets may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. See "Risk Factors -- Investments in foreign securities."

The Offering...................     The Fund is offering 30,000 shares of
                                    beneficial interest (the "Shares"), no par
                                    value, at a maximum offering price of $10
                                    per share.  The Shares are being offered by
                                    the underwriter, [name of underwriter] (the
                                    "Underwriter").  The Fund has granted to the
                                    Underwriter an option, exercisable within
                                    ___ days of the date hereof, to purchase up
                                    to an additional            Shares solely to
                                    cover over-allotments, if any. The minimum investment in the offering is 100 Shares
                                    ($1,000).  See "Underwriting".

Investment Adviser.............     Mentor Perpetual Advisors, LLC will act as
                                    the Fund's investment adviser. The Fund will pay Mentor Perpetual a monthly fee at an annual rate of 1.00% of the average weekly net asset value of the Fund. This fee is higher than that paid by many other investment companies.

                                    Mentor Perpetual is an investment advisory firm owned equally by Perpetual plc and Mentor Investment Group, LLC. The Perpetual organization currently serves as investment adviser for assets of more than $6 billion. Its clients include 28 unit investment trusts and other public investment pools for over 150 clients, including private individuals, charities, pension plans, and life assurance companies. Mentor Perpetual currently serves as investment adviser to the Mentor Perpetual Global Portfolio and Mentor Perpetual International Portfolio, open-end mutual funds. Investment decisions for the Fund are made by a team of investment professionals at Mentor Perpetual. See "Investment Adviser" and "Management of the Fund."

Administrator..................     Mentor Investment Group, LLC ("Mentor
                                    Investment Group"), an affiliate of Mentor
                                    Perpetual, will act as the Fund's
                                    administrator. The Fund has agreed to pay
                                    Mentor Investment Group a monthly
                                    administrative fee at an annual rate of
                                    0.10% of the average weekly net asset value of the Fund. See "Management of the Fund."

Distributions and
Dividend Reinvestment Plan.....     The Fund's policy is to distribute to its
                                    shareholders all of its net investment
                                    income and net realized capital gains, if any, for each year. All distributions to shareholders whose Shares are registered in their own names will be reinvested automatically in additional Shares of the Fund, unless the shareholder elects to receive cash. Shares will be purchased in the open market or, if the Shares are trading at a premium to net asset value, issued directly by the Fund.
                                    Shareholders whose Shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Fund's dividend reinvestment plan. See "Taxes" and "Automatic Dividend Reinvestment and Cash
                                    Purchase Plan."

Estimated Expenses.............     The Fund's annual operating expenses,
                                    including advisory and administrative fees and other expenses, are estimated to be approximately $_________ in its first full year of operation. Estimated offering expenses of $__________ will be charged to capital upon completion of the offering of the Shares. Organizational expenses are estimated to be $_______ and will be amortized over a period not to exceed 60 months from the date the Fund commences investment operations. See "Summary of the Fund's Expenses" and "Management of the Fund."

Use of Proceeds................     The principal purpose for which nearly all
                                    the net proceeds of the offering are
                                    intended to be used is the purchase of
                                    investments consistent with the Fund's
                                    investment objective and policies. Since the Fund expects to invest its assets gradually to benefit from short-term fluctuations in the price of securities the Fund will purchase, the Fund anticipates that it will take approximately six months from the date of this Prospectus to invest fully the proceeds of the offering in accordance with its investment objective and policies. See
                                    "Use of Proceeds."

Listing........................     The Fund will apply for the listing of the
                                    Shares on the New York Stock Exchange (the
                                    "NYSE").

Compulsory Conversion to
Open-end Investment Company....     The Fund's Agreement and Declaration of
                                    Trust (the "Declaration of Trust") provides that, beginning after 18 months from the date of the Fund's initial public offering, the Fund will be converted to an open-end investment company if its Shares close at a market price that is at a 5% or greater discount to the net asset value of the Fund on the last business day of any week and for each of the next 14 business days. (This feature of the Fund is referred to as the "Compulsory Conversion Provision.") A business day is any day when the NYSE is open. No further approval of shareholders of the Fund would be necessary. This provision may be changed only by the affirmative vote of the holders of at least
                                    80% of the Fund's outstanding voting
                                    securities. See "Compulsory Conversion to
                                    Open-End Investment Company."

                                    If the Fund is converted to an open-end
                                    investment company, it will be able to issue and offer shares for sale continuously, and each such share could be presented to the Fund at the option of the holder for redemption at a price based on the then-current net asset value per share. Shares would no longer be listed on the NYSE. The Fund's investment objective and policies would not change as a result of conversion to an open-end investment company.

                                    In the event of a conversion to an open-end investment company, the Fund also may charge additional fees in connection with distribution of its Shares, including fees payable under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), and fees payable under a shareholder servicing plan. In addition, if the Fund converts to an open-end investment company, its total annual expenses may increase. As an open-end investment company, the Fund may reserve the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash. If such payment is made in securities of issuers traded outside of the United States, a shareholder may have more difficulty disposing of such securities than the securities of issuers traded within the United States.

Qualification as a Regulated
Investment Company.............     The Fund intends to qualify as a regulated
                                    investment company under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes."

Risk Factors -- Investments in
Smaller Companies..............     The Fund may invest a substantial portion of
                                    its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may also involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

                                    Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when Mentor Perpetual would otherwise have sold the security. It is possible that Mentor Perpetual or its affiliates or clients may hold securities issued by the same issuers as, and may in some cases have acquired the securities at different times, on more favorable terms or at more favorable prices than, the Fund. See "Risk Factors-- Investments in Small Companies."

Risk Factors -- Investments in
Foreign Securities.............     Investors should consider carefully the
                                    risks involved in investments in foreign equity markets, which are in addition to the usual risks of investing in equity securities. Due to these risks, an investment in the Fund should be considered as an investment for only a portion of an investor's assets, not as a complete investment program.

                                    Economic and Political Factors Affecting
                                    Foreign Countries. The Fund may be exposed to the direct or indirect consequences of political, social, and economic changes in one or more countries. There may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, or diplomatic developments which could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Fund may have limited recourse available to it in the event of default. In emerging countries in particular, there is increased risk of hyperinflation, currency devaluation and government intervention in the economy in general. See "Risk Factors -- Economic and Political Factors Affecting Foreign Countries."

                                    Foreign currency considerations. A portion of the Fund's assets will be invested in securities denominated in foreign currencies. As a result, changes in foreign currency exchange rates will affect the value of securities in the Fund's portfolio and the unrealized appreciation or depreciation of the Fund's investments. Changes in foreign exchange rates may also adversely affect the Fund's ability to make distributions to its shareholders. Although the Fund is authorized to use various investment strategies to hedge currency exchange rate risk, many of these strategies may not initially be used by the Fund to a significant extent. See "Risk Factors -- Foreign Currency Considerations."

                                    Trading markets in foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. companies. Trading volume in certain foreign securities markets is substantially less than that in the securities markets of the United States or other developed countries. Commissions for trading on foreign stock exchanges are generally higher than commissions for trading on U.S. exchanges. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. Further, certain foreign markets may have less government supervision and regulation of the securities markets as compared to the U.S. markets. See "Risk Factors -- Trading Markets in Foreign Countries."

                                    Repatriation; investment controls. Foreign investment in certain countries may be restricted or controlled to varying degrees by local or national governments. These restrictions or controls may include the requirement of governmental approval for the repatriation of investment income or the proceeds of sales of securities by foreign investors, and could limit or preclude foreign investment in certain foreign securities and increase the costs and expenses of the Fund. See "Risk Factors -- Repatriation; Investment Controls."

Discount to Net Asset Value....     Shares of closed-end investment companies in
                                    the past frequently have traded at a
                                    discount to their net asset value. This
                                    characteristic is a risk separate and
                                    distinct from the risk that the Fund's net asset value may decrease, and may be greater for investors purchasing shares in the initial public offering and expecting to sell such Shares soon after the completion thereof. To attempt to reduce or eliminate any discount to net asset value, the Fund's
                                    Declaration of Trust provides that the Fund will be converted to an open-end investment company if certain circumstances described therein exist. However, notwithstanding the elimination of the market discount upon conversion of the Fund to an open-end investment company, a shareholder may incur a loss upon the sale of its Shares. See
                                    "Risk Factors -- Discount to Net Asset
                                    Value" and "Compulsory Conversion to an
                                    Open-End Investment Company."

Lack of Operating History;
Dependence on Investment
Adviser........................     The Fund is a newly organized management
                                    investment company with no prior operating history. The Fund is dependent upon the diligence and skill of the Mentor Perpetual for the selection, structuring, closing, and monitoring of its investments. See "Risk
                                    Factors -- Lack of  Operating History;
                                    Dependence on Investment  Adviser."

Foreign Taxation...............     Dividends, interest, and capital gains
                                    received by the Fund may be subject to
                                    withholding and other taxes imposed by
                                    foreign countries, whose taxes would reduce the return to the Fund on those securities;
                                    this reduction may not be recoverable by the Fund or its shareholders. See "Risk Factors
                                    -- Foreign Taxation" and "Taxes."

Anti-takeover Provisions.......     Certain provisions of the Fund's Declaration
                                    of Trust may have the effect of limiting the ability of other persons to acquire control of the Fund. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their Shares at a premium over prevailing market prices. The Fund's Trustees have determined that these provisions are in the best interests of shareholders generally.
                                    See "Risk  Factors -- Anti-Takeover
                                    Provisions" and "Shares of Beneficial
                                    Interest in the Fund."

                         SUMMARY OF THE FUND'S EXPENSES

         The expense summary below is intended to help you make your investment decisions. You should consider this expense information along with other important information in this Prospectus, including the Fund's investment objective.

SHAREHOLDER TRANSACTION EXPENSES
 Sales Load (as a percentage of offering price).......................... 5.00%
 Dividend Reinvestment and Cash Purchase Plan Fees.......................  None
ANNUAL EXPENSES (as a percentage of average daily net assets)
 Advisory Fees........................................................... 1.00%
 Administration Fees..................................................... 0.10%
 Other Expenses.........................................................  0.65%
                                                                          -----
TOTAL ANNUAL EXPENSES...................................................  1.75%


         SHAREHOLDER TRANSACTION EXPENSES represent charges paid when you purchase shares of the Fund.

         ANNUAL EXPENSES are based on the Fund's anticipated expenses for the current fiscal year. "Other Expenses" are based on estimated amounts for the current fiscal year and assume that the Fund receives net proceeds of $ million from the issue and sale of Shares. Mentor Perpetual or Mentor Investment Group may, from time to time, voluntarily agree to waive fees or absorb some or all of the expenses of the Fund. To the extent they should do so, Mentor Perpetual and Mentor Investment Group may seek reimbursement of such deferred fees or absorbed expenses; provided, no repayment will be made if the Fund's expense ratio would exceed 1.75% of net assets.

EXAMPLE OF EXPENSES

         You would pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

           1                3              5               10
         YEAR             YEARS          YEARS             YEARS
         -----             ----          ----              ----

         $ *              $ *             $ *                $ *

*  To be supplied

         The purpose of the this information is to assist you in understanding the various costs and expenses that an investor in the Fund would bear directly or indirectly. See "Management of the Fund" for more complete descriptions of such costs and expenses.

         The Example of Expenses is a hypothetical example that illustrates the expenses associated with a $1,000 investment in the Fund over periods of one, three, five and ten years, based on the estimated expenses in the above table and an assumed annual rate of return of 5%. The 5% return and expenses should not be considered a representation of future returns. Actual returns and expenses may be greater or less than those shown. In addition, the above Example of Expenses does not reflect offering costs in connection with the public offering, estimated to be approximately $_______, which will be charged against the proceeds of the offering. The Example of Expenses also assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same in the years shown. Although the Example of

Expenses assumes reinvestment of all dividends and distributions at net asset value, participants in the Fund's Automatic Dividend Reinvestment and Cash Purchase Plan may receive shares issued at a price or value different from net asset value. See "Automatic Dividend Reinvestment and Cash Purchase Plan."

                                    THE FUND

         Mentor Perpetual Global Emerging Companies Fund (the "Fund") is a closed-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a Massachusetts business trust on August 25, 1997. A copy of the Fund's Agreement and Declaration of Trust (the "Declaration of Trust"), which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. The Fund's principal office is located at 901 East Byrd Street, Richmond, Virginia 23219, and its telephone number is (800) 869-6042.


                               INVESTMENT ADVISER

         Mentor Perpetual Advisors, LLC ("Mentor Perpetual") will act as the Fund's investment adviser. The Fund will pay Mentor Perpetual a monthly advisory fee at an annual rate of 1.00% of the average weekly net asset value of the Fund. This fee is higher than that paid by many other investment companies.

         Mentor Perpetual is an investment advisory firm owned equally by Perpetual plc and Mentor Investment Advisors LLC, an affiliate of Mentor Investment Group. The Perpetual organization currently serves as investment adviser for assets of more than $6 billion. Its clients include 28 unit investment trusts and other public investment pools for over 150 clients, including private individuals, charities, pension plans, and life assurance companies. Mentor Perpetual currently serves as investment adviser to the Mentor Perpetual Global Portfolio and Mentor Perpetual International Portfolio, open-end mutual funds. Investment decisions for the Fund are made by a team of investment professionals at Mentor Perpetual. Mentor Perpetual's address is 901 East Byrd Street, Richmond, Virginia 23219, and its telephone number is (800) 869-6042. Investment decisions for Mentor Perpetual are made by a team of investment professionals at Mentor Perpetual.

         Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"), a diversified financial services holding company. Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

         On August 20, 1997, First Union Corporation agreed to purchase all of the outstanding stock of Wheat First Butcher Singer. First Union Corporation, a bank holding company based in Charlotte, North Carolina, is the sixth largest banking institution in the United States, based on assets of approximately $143 billion at June 30, 1997.

                                USE OF PROCEEDS

         The net proceeds of this offering are estimated to be $______, after payment of the sales load and offering expenses.

         The net proceeds of the offering will be invested in accordance with the Fund's investment objective and policies described below during a period estimated not to exceed six months from completion of the offering, depending on market conditions and the availability of appropriate securities. Pending such investment, the proceeds will be invested in high-quality, short-term money market instruments.

                       INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is long-term capital appreciation. The Fund seeks its investment objective by investing primarily in a diversified portfolio of securities of emerging companies located anywhere in the world that Mentor Perpetual believes offer the potential for capital appreciation.

         The Fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund may also invest to a lesser extent in debt securities and other types of investments if Mentor Perpetual believes they would help achieve the Fund's objective. The Fund may hold a portion of its assets in cash or money market instruments.

         The Fund will normally invest at least 65% of its assets in securities issued by emerging companies. "Emerging companies" are companies that, in the opinion of Mentor Perpetual, have the potential, based on superior or unique products or services, operating characteristics or financing capabilities, for more rapid growth than the world economy. It is likely that many of those companies will be relatively small, with limited operating history. See "Risk Factors -- Investments in smaller companies." The Fund may invest the remainder of its assets in securities of companies, large or small, that Mentor Perpetual believes offer the potential for long-term capital appreciation.

         Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of at least three countries, one of which may be the United States. It is likely that, at times, a substantial portion of the Fund's assets will be invested in securities of issuers in emerging markets, including under-developed and developing nations. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such markets. For example, the securities markets and legal systems in emerging markets may only be in a developmental stage and may provide few or none of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. See "Risk Factors -- Investments in foreign securities."

         Fixed-income securities in which the Fund may invest will be of investment grade. A security will be deemed to be of "investment grade" if, at the time of investment by the Fund, the security is rated at least Baa by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group, or at a comparable rating by another nationally recognized rating organization. Securities rated Baa or Baa3, or BBB or BBB- lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The Fund will not be required to dispose of a security held by it if the security's rating falls below investment grade, although Mentor Perpetual will consider whether continued investment in the security is consistent with the Fund's investment objective.

         Mentor Perpetual may under unusual circumstances implement temporary "defensive" strategies in order to reduce fluctuations in the value of the Fund's assets. At those times, the Fund may invest any portion of its assets in cash or cash equivalents, money market instruments, or other short-term, high-quality investments Mentor Perpetual considers consistent with such defensive strategies. At such times, the Fund may invest without limit in securities of issuers located in the United States. It is impossible to predict when, or for how long, the Fund will use these defensive strategies.

         The investment objective and policies described in this Prospectus will not change if the Fund converts to an open-end investment company. See "Compulsory Conversion to an Open-End Investment Company."

         Options and futures. The Fund may buy and sell call and put options to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Fund may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return.

         The Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Fund will be able to utilize these instruments effectively for the purposes stated above. The tax consequences of certain hedging techniques have been modified by the Taxpayer Relief Act of 1997.

         Index futures and options. The Fund may also buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index future" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund will realize a gain or loss. The Fund may also, to the extent consistent with applicable law, buy and sell index futures and options to increase its investment return.

         See Appendix A for more information concerning options and futures transactions. Transactions in options and futures involve certain risks which are described in the Appendix. See "Risk Factors -- Options and futures transactions."

         Repurchase agreements; securities loans. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers that are members of a national securities exchange or market makers in U.S. Government securities, and in the case of repurchase agreements, only if the debt instrument subject to the repurchase agreement is a U.S. Government security. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

         Portfolio turnover. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The Fund's annual portfolio turnover rate is expected to be less than 200% for the current fiscal year.

                            INVESTMENT RESTRICTIONS

         The Fund has adopted the following investment restrictions which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the Fund (which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding Shares, or (2) 67% or more of the Shares present at a meeting if more than 50% of the outstanding Shares are represented at the meeting in person or by proxy). The Fund may not:

         1. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. Government or its agencies or instrumentalities.

         2. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

         3. Borrow money or issue any class of senior securities, except that the Fund may borrow up to 33- 1/3% of the value of its total assets from a bank (i) for temporary or emergency purposes, including to meet redemption requests if the Fund is operating as an open-end investment company, (ii) for such short-term credits as may be necessary for the clearance or settlement of transactions, or (iii) to finance repurchases of its Shares. This restriction does not apply to the lending of portfolio securities.

         4. Purchase securities (other than securities issued or guaranteed as to interest or principal by the U.S. Government or its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

         5. Make loans, except that the Fund may purchase or hold debt securities in accordance with its investment objective and policies. This restriction does not apply to repurchase agreements or loans of portfolio securities.

         6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

         7. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

         8. Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

         All percentage limitations on investments described in this Prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the numbered investment restrictions listed above, the other investment policies described in this Prospectus are not fundamental and may be changed by approval of the Fund's Trustees without shareholder vote.

                                  RISK FACTORS

         An investment in the Fund entails a number of special risks. Investors should carefully consider the following risk factors described below before investing. Additional information concerning certain of those risks is provided below.

Investments in smaller companies

         The Fund may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may also involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

         Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when Mentor Perpetual would otherwise have sold the security. It is possible that Mentor Perpetual or its affiliates or clients may hold securities issued by the same issuers as, and may in some cases have acquired the securities at different times, on more favorable terms or at more favorable prices than, the Fund.

Investments in foreign securities

         Economic and Political Factors Affecting Foreign Countries. The Fund may be exposed to the direct or indirect consequences of political, social, and economic changes in one or more countries. There may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, or diplomatic developments which could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Fund may have limited recourse available to it in the event of default. In emerging countries in particular, there is increased risk of hyperinflation, currency devaluation and government intervention in the economy in general.

         Foreign Currency Considerations. The Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar. As a result, changes in foreign currency exchange rates will affect the value of securities in the Fund's portfolio and the unrealized appreciation or depreciation of the Fund's investments. The Fund will also incur costs in connection with conversions between various currencies.

         The Fund will conduct its foreign currency exchange transactions either on a spot (that is, cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into forwards, futures, or options contracts to purchase or sell foreign currencies. The use of forwards, futures, and options contracts entails certain special risks. The variable degree of correlation between exchange rate movements of futures contracts and exchange rate movements of a related portfolio position of the Fund, for example, could create the possibility that losses on the hedging instrument would be greater than gains in the value of the Fund's position. In addition, forwards, futures and options markets may not be liquid in all circumstances, and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund may not be able to close out a transaction without incurring substantial losses. Although the use of forwards, futures, and options transactions for hedging would tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it could limit any potential gains that might result from an increase in value of the position. In addition, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than from purchases of options, in which case the exposure is limited to the cost of the initial premium.

         Much of the income received by the Fund may be in foreign currencies. The Fund will, however, compute and distribute its income in U.S. dollars, and the computation of income will be made on the date on which the income is earned by the Fund at the foreign exchange rate in effect on that date. As a result, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between the receipt of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. The liquidation of investments, if required, could have an adverse effect on the Fund's performance.

         See Appendix B for a more detailed description, including risks, of the foreign currency transactions in which the Fund may engage.

         Trading markets in foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. companies. Trading volume in certain foreign securities markets is substantially less than that in the securities markets of the United States or other developed countries. Commissions for trading on foreign country stock exchanges are generally higher than commissions for trading on U.S. exchanges. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. Further, certain foreign markets may have less governmental supervision and regulation of the securities markets as compared to the U.S. markets.

         Repatriation; investment controls. Foreign investment in certain countries may be restricted or controlled to varying degrees by local or national governments. These restrictions or controls may include the requirement of governmental approval for the repatriation of investment income or the proceeds of sales of securities by foreign investors, and could limit or preclude foreign investment in certain foreign securities and increase the costs and expenses of the Fund.

Discount to Net Asset Value

         Shares of closed-end investment companies in the past frequently have traded at a discount to net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's net asset value may decrease. The risk of loss associated with this characteristic of closed-end investment companies may be greater for investors purchasing Shares in the initial public offering and expecting to sell such Shares soon after the completion thereof. For those investors, realization of gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The net asset value per Share immediately following the completion of the offering will be the initial offering price per Share of $ , minus the sales load and other offering expenses. The Fund cannot predict whether the Shares will trade at, below or above net asset value. The Fund contains a Compulsory Conversion Provision whereby, beginning after 18 months from the date of this offering, the Fund will be converted to an open-end investment company after trading at a 5% or greater discount from net asset value for 15 consecutive days beginning on the last business day of any week. See "Compulsory Conversion to an Open-End Investment Company."

Lack of Operating History; Dependence on Mentor Perpetual

         The Fund is a newly organized investment company with no prior operating history. Prior to this offering, there has been no public market for the Fund's Shares. The Fund has been organized to make investments selected by the Mentor Perpetual. Although Mentor Perpetual has a prior record of making and managing investments similar to those to be made by the Fund, the Fund itself has no operating history. The Fund is dependent upon the diligence and skill of Mentor Perpetual for the selection, structuring, closing, and monitoring of its investments. See "Management of the Fund."

Foreign Taxation

         Dividends and interest received by the Fund and other payments received by the Fund in respect of its foreign investments may be subject to withholding and other taxes imposed by foreign countries, which would reduce the return to the Fund on those securities. The amount of any such withholding or other taxes may not be recoverable by the Fund or its shareholders. See "Taxes."

Anti-takeover Provisions

         Certain provisions of the Fund's Declaration of Trust may have the effect of limiting the ability of other persons to acquire control of the Fund. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their Shares at a premium over prevailing market prices. The Fund's Board of Trustees has determined that these provisions are in the best interests of shareholders generally. See "Shares of Beneficial Interest in the Fund."

                             MANAGEMENT OF THE FUND

         The Trustees of the Fund are responsible for the general oversight of the Fund's business. The Trustees and executive officers of the Fund and their principal occupations during the last five years are set forth below. The mailing address of each officer and each Trustee affiliated with Mentor Perpetual is 901 East Byrd Street, Richmond, Virginia 23219. The addresses of the other Trustees are indicated below.

 Trustees and Officers

         The Trustees and officers of the Trust are listed below, along with their ages and addresses, principal occupations, and present positions, including any positions held with affiliated persons of the Underwriter.

                             Positions with    Principal Occupations
Name, Age, and Address          the Trust      During Past Five Years
-----------------------   -------------------- ------------------------
Daniel J. Ludeman*(  )    Chairman and Trustee Chairman and Chief Executive
                                               Officer, Mentor Investment Group;
                                               Director, Wheat, First
                                               Securities, Inc.; Managing
                                               Director, Wheat First Butcher
                                               Singer; Director, Mentor Income
                                               Fund, Inc. and America's Utility
                                               Fund, Inc.; Chairman and Trustee,
                                               Mentor Funds, Cash Resource
                                               Trust, and Mentor Institutional
                                               Trust.

[Other Trustees to be suppled by amendment]

Paul F. Costello (  )     President            Managing Director, Wheat First
                                               Butcher Singer and Mentor
                                               Investment Group; President,
                                               Cash Resource Trust, Mentor
                                               Income Fund, Inc. and Mentor
                                               Institutional Trust; Managing
                                               Director, Mentor Investment
                                               Advisors, LLC; Executive Vice
                                               President and Chief
                                               Administrative Officer,
                                               America's Utility Fund, Inc.;
                                               Director, Mentor Perpetual and
                                               Mentor Trust Company;
                                               formerly, President, Mentor
                                               Series Trust; Director,
                                               President and Chief Executive
                                               Officer, First Variable Life
                                               Insurance Company; President
                                               and Chief Financial Officer,
                                               Variable Investors Series
                                               Trust; President and
                                               Treasurer, Atlantic Capital &
                                               Research, Inc.; Vice President
                                               and Treasurer, Variable Stock
                                               Fund, Inc., Monarch Investment
                                               Series Trust and GEICO Tax
                                               Advantage Series Trust; Vice
                                               President, Monarch Life
                                               Insurance Company, GEICO
                                               Investment Services Company,
                                               Inc., Monarch Investment
                                               Services Company, Inc. and
                                               Springfield Life Insurance
                                               Company.

Terry L. Perkins ( )      Treasurer            Senior Vice President, Mentor
                                               Investment Group; Treasurer,
                                               Cash Resource Trust, Mentor
                                               Income Fund, Inc., Mentor
                                               Institutional Trust and
                                               America's Utility Fund, Inc.;
                                               formerly, Treasurer and
                                               Comptroller, Ryland Capital
                                               Management, Inc.

Michael Wade ( )          Assistant Treasurer  Vice President, Mentor
                                               Investment Group; Assistant
                                               Treasurer, Cash Resource
                                               Trust, Mentor Income Fund,
                                               Inc., Mentor Institutional
                                               Trust and America's Utility
                                               Fund; formerly, Senior
                                               Accountant, Wheat First
                                               Butcher Singer; formerly,
                                               Audit Senior, BDO Seidman.

John M. Ivan ( )          Clerk                Managing Director, Director of
                                               Compliance, Senior Vice
                                               President and Assistant
                                               General Counsel, Wheat, First
                                               Securities, Inc.; Clerk, Cash
                                               Resource Trust and Mentor
                                               Institutional Trust.



         *This Trustee is deemed to be an "interested person" of the Fund as defined in the 1940 Act.

Trustees' Compensation

         The Fund pays no compensation to its Trustees who are "interested persons" thereof.

         The annual compensation of the non-interested Trustees is noted below. Since the Fund has not yet completed its first fiscal year, the amounts listed are estimates for the Fund's first fiscal year based upon an understanding between the Fund and each Trustee.

                                                      Total compensation
                    Estimated aggregate                    from all
Trustees          Compensation from Fund*        funds in complex during 1996
--------          -----------------------        ----------------------------


                                [To be supplied]



*For the period October __ to December 31, 1997.  Not annualized.

--------------------

         The Trustees do not receive pension or retirement benefits from the Fund.

         The Fund's Declaration of Trust provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.


         Subject to the general oversight of the Trustees of the Fund, Mentor Perpetual manages the Fund in accordance with the stated policies of the Fund. Mentor Perpetual makes investment decisions for the Fund and places purchase and sale orders for the Fund's portfolio transactions. In selecting broker-dealers, Mentor Perpetual may consider brokerage and research services furnished to it and its affiliates. Subject to seeking the best overall terms available, Mentor Perpetual may consider sales of shares of the Fund (and, if permitted by law, of other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. Mentor Perpetual may at times cause the Fund to pay commissions to broker-dealers affiliated with Mentor Perpetual.

         The Fund bears expenses incurred in the operation of the Fund or otherwise allocated to the Fund, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and its subsidiaries, Securities and Exchange Commission registration fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, charges for outside auditing, accounting, and legal services, certain investor servicing fees and expenses, charges for the printing of prospectuses for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters.

                              MANAGEMENT CONTRACT

         Under a Management Contract between the Fund and Mentor Perpetual, subject to such policies as the Trustees may determine, Mentor Perpetual, at its own expense, furnishes continuously an investment program for the Fund and makes investment decisions on behalf of the Fund. Subject to the control of the Trustees, Mentor Perpetual also places all orders for the purchase and sale of the Fund's portfolio securities.

         As compensation for the services rendered and expenses borne by Mentor Perpetual under the Management Contract, the Fund pays Mentor Perpetual a quarterly fee based on the Fund's average net asset value (determined as described below) at the annual rate of 1.00% of the average weekly net asset value of the Fund. Average weekly net asset value is to be determined by taking the average of the weekly determinations of the net asset value, determined at the close of the last business day of each week, for each week which ends during the quarter.

         The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Fund, or by Mentor Perpetual, on 30 days' written notice. It may be amended only by a vote of the shareholders of the Fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect for the two years from the date of its execution and thereafter only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Mentor Perpetual or the Fund. In each of the foregoing cases, the "vote of the shareholders" means the affirmative vote of the lesser of (i) 67% or more of the Shares represented at a meeting of shareholders if the holders of more than 50% of the outstanding Shares are present or represented by proxy at such meeting, or (ii) 50% or more of the outstanding Shares.

         The Management Contract provides that Mentor Perpetual shall not be subject to any liability to the Fund or to any shareholder of the Fund for any act or omission in the course of or connected with rendering services to the Fund in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties on the part of Mentor Perpetual.

                        ADMINISTRATIVE SERVICES CONTRACT

         Under an Administrative Services Contract between the Fund and Mentor Investment Group, Mentor Investment Group, at its own expense and subject to the control of Trustees, manages, supervises, and conducts the non-investment related affairs and business of the Fund, furnishes office space and equipment, and provides bookkeeping and clerical services (including determination of the Fund's net asset value, but excluding transfer agency services). As compensation for the services rendered, facilities furnished, and expenses borne by Mentor Investment Group under the Administrative Services Contract, the Fund pays Mentor Investment Group a quarterly fee based on the Fund's average weekly net asset value (determined as described above under "Management Contract") at the annual rate of 0.10% of average weekly net asset value of the Fund.

         The Administrative Services Contract provides that Mentor Investment Group shall not be subject to any liability to the Fund or to any shareholder of the Fund for any act or omission in the course of or connected with rendering services to the Fund in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties on the part of Mentor Investment Group.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions

         Investment decisions for the Fund and for the other investment advisory clients of Mentor Perpetual and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients rather than other clients even though it could have been bought or sold for such other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Mentor Perpetual's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

         Mentor Perpetual will place orders for the purchase and sale of portfolio securities for the Fund and will buy and sell securities for the Fund through a substantial number of broker-dealers. In so doing, Mentor Perpetual will seek to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Mentor Perpetual, having in mind the Fund's best interests, will consider all factors it deems relevant, including, by way of illustration, the price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive "brokerage and research services" (as defined in the Securities Exchange Act of 1934) from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Mentor Perpetual receives brokerage and research services from many broker-dealers with which Mentor Perpetual places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Mentor Perpetual's managers and analysts. Where the services referred to above are not used exclusively by Mentor Perpetual for research purposes, Mentor Perpetual, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Mentor Perpetual and its affiliates in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced as a result of Mentor Perpetual's and its affiliate's receipt of these services, even though Mentor Perpetual might otherwise be required to purchase some of these services for cash.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and by the Management Contract, Mentor Perpetual may cause the Fund to pay a broker-dealer which provides brokerage and research services to Mentor Perpetual an amount of disclosed commission for effecting a securities transaction on a stock exchange or other agency basis for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction in recognition of the brokerage and research services provided by the broker-dealer effecting the transaction. Mentor Perpetual's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

         The Management Contract provides that commissions, fees, brokerage, or similar payments received by Mentor Perpetual or an affiliate in connection with the purchase and sale of portfolio securities of the Fund, less any direct expenses approved by the Trustees, shall be recaptured by the Fund through a reduction of the fee payable by the Fund under the Management Contract. Mentor Perpetual seeks to recapture for the Fund soliciting dealer fees on the tender of the Fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

         Consistent with the Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such policies as the Trustees may determine, Mentor Perpetual may consider sales of shares of the Fund by underwriters and dealers in this offering or in other offerings of the Fund's Shares (and, if permitted by law, sales of the other Mentor Perpetual funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

        The Trustees have determined that portfolio transactions for the Fund may be effected through Wheat, First Securities, Inc. ("Wheat"), and EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Perpetual. The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat and EVEREN will not participate in brokerage commissions given by the Fund to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which Wheat or EVEREN makes a market.

        Under rules adopted by the SEC, Wheat and EVEREN may not execute transactions for the Fund on the floor of any national securities exchange, but may effect transactions for the Fund by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation they receive from the Fund. The Fund has been advised by Wheat that on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.

                        DETERMINATION OF NET ASSET VALUE

         The Fund determines the net asset value of its Shares at least once each week as of the close of business on the last day of the week on which the NYSE is open. Net asset value of the Shares is determined by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses) by the total number of Shares outstanding.

         Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which has been determined by the Trustees to approximate the fair market value of such investments. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

         If any securities held by the Fund are restricted as to resale, Mentor Perpetual determines their fair value following procedures approved by the Trustees. The Trustees periodically review such valuations and procedures. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of securities, if any (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

         Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates or at such other rates as the Trustees may determine in computing net asset value. As a result, fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of the Fund's Shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.

             AUTOMATIC DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

         All distributions to shareholders whose Shares are registered in their own names automatically will be reinvested in additional Shares of the Fund pursuant to the Fund's Automatic Dividend Reinvestment and Cash Purchase Plan (the "Plan"), unless they elect to receive cash. Shareholders whose Shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan. Participation in the Plan is voluntary and may be terminated or resumed at any time upon written notice from the participant received by State Street Bank and Trust Company, the plan agent (the "Plan Agent"), prior to the record date of the next dividend. Additional information regarding such election may be obtained from the Fund.

         Dividend payments and other distributions to be made by the Fund to participants in the Plan ("Participants") either will be paid to the Plan Agent in cash (which then must be used to purchase shares in the open market) or will be represented by the delivery of shares, depending upon which of the two options would be the most favorable to Participants, as determined in accordance with the procedures described below. On each date on which the Fund determines the net asset value of the shares (a "Valuation Date"), and which occurs not more than five business days prior to a date fixed for payment of a dividend or other distribution from the Fund, the Plan Agent will compare the determined net asset value per share with the market price per share. For all purposes of the Plan, "market price" shall be deemed to be the highest price bid at the close of the NYSE or other primary exchange on which the Fund is traded on the relevant Valuation Date, or, if no bids were made on such date, the next preceding day on which a bid was made. If the net asset value in any such comparison is found to be lower than the market price, the Plan Agent will instruct the Fund to satisfy its obligation with respect to any such dividend or other distribution by issuing additional shares to the Participants at a price per share equal to the greater of the determined net asset value per share or 95% of the market price per share determined as of the close of business on the relevant Valuation Date. However, if the net asset value per share is higher than the market price per share, then the Plan Agent will instruct the Fund to satisfy its obligation with respect to any such dividend or other distribution by a cash payment to the Plan Agent for the account of Participants. The Plan Agent then shall use such cash payment to buy additional shares of the Fund in the "open market" for the account of the Participants; provided, however, that the Plan Agent shall not purchase shares in the "open market" at a price in excess of the net asset value as of the relevant Valuation Date. In the event the Plan Agent is unable to complete its acquisition of shares to be purchased in the "open market" by the end of the first trading day following receipt of the cash payment from the Fund, any remaining funds shall be used by the Plan Agent to purchase newly issued Shares from the Fund at the greater of the determined net asset value per share or 95% of the market price per share as of the relevant Valuation Date or the next preceding date.

         Participants will also have the option of making additional cash payments to the Plan Agent, on a monthly basis, for investment in the Fund's shares. Such payments may be made in any amount from a minimum of $50 to a maximum of $1,000 per month per Participant. The Fund may, in its discretion, waive the maximum monthly limit with respect to any Participant. At the end of each calendar month, the Plan Agent will determine the amount of funds accumulated in the Fund. Purchases made from the accumulation of payments during any one calendar month will be made on or about the first business day of the following month (the "Investment Date"). The funds will be used to purchase Shares from the Fund. If the net asset value of the shares is lower than the market price as of the Valuation Date which occurs not more than five business days prior to the relevant Investment Date, such shares will be newly issued shares and will be issued at a price per share equal to the greater of the determined net asset value per share or 95% of the market price per share. If the net asset value per share is higher than the market price per share, then the Plan Agent shall use such cash payments to buy additional shares in the "open market" for the account of the Participants; provided, however, that the Plan Agent shall not purchase shares in the "open market" at a price in excess of the net asset value as of the relevant Valuation Date. In the event that the Plan Agent is unable to complete its acquisition of shares to be purchased in the "open market" by the end of the Investment Date, any remaining cash payments shall be used by the Plan Agent to purchase newly issued Shares from the Fund at the greater of the determined net asset value per share or 95% of the market price per share as of the relevant Valuation Date. All cash payments received by the Plan Agent in connection with the Plan will be held without earning interest. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, Participants who wish to make voluntary cash payments should send such payments to the Plan Agent in such a manner that assures that the Plan Agent will receive and collect Federal Funds by the end of the month. This procedure will avoid unnecessary accumulations of cash and will enable participants to realize lower brokerage commissions and to avoid additional transaction charges. If a voluntary cash payment is not received in time to purchase shares in any calendar month, such payment shall be invested on the next Investment Date. A participant may withdraw a voluntary cash payment by written notice to the Plan Agent if the notice is received by the Plan Agent at least 48 hours before such payment is to be invested by the Plan Agent.

         The Plan Agent will perform bookkeeping and other administrative functions, such as maintaining all shareholder accounts in the Plan and furnishing written confirmation of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in the account of each Participant will be held by the Plan Agent in noncertificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan and of record as of the record date for determining those shareholders who are entitled to vote on any matter involving the Fund. In case of shareholders who hold shares for others who are the beneficial owners, such as banks, brokers, or nominees, the Plan Agent will administer the Plan on the basis of the number of Shares certified from time to time by such shareholders as representing and limited to the total number of Shares registered in the shareholder's name and held for the account of beneficial owners who have elected to participate in the Plan.

         There are no special fees or charges to Participants other than reasonable transactions fees, which shall not exceed $0.75 per dividend reinvestment per Participant.

         With respect to purchases from voluntary cash payments, the Plan Agent will charge $0.75 per investment, plus a pro rata share of the brokerage commissions, if any, incurred on such purchases. Brokerage charges for purchasing small blocks of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will purchase shares for all participants in large blocks and prorate the commission rate.

         The automatic reinvestment of dividends and distributions will not relieve participants of any income tax liability associated therewith.

         Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment received and any dividend or distribution to be paid subsequent to a date specified in a notice of the change sent to all shareholders at least 90 days before such specified date. The Plan may also be terminated on at least 90 days' written notice to all Participants.

            COMPULSORY CONVERSION TO AN OPEN-END INVESTMENT COMPANY

         Compulsory Conversion Provision. The Declaration of Trust provides that, if at any time following the date 18 months after the date on which Shares are first sold pursuant to its initial public offering, the last sale price of the Shares on the NYSE on the last business day of any week and for each of the next 14 business days thereafter (the period including the last business day of such week and the next 14 business days thereafter being referred to herein as the "Measuring Period") is less than 95% of the net asset value per Share of the Fund determined on each such day, then the Trustees must take all steps necessary and appropriate to cause the Fund to be converted from a "closed-end company" to an "open-end company" as those terms are defined in the 1940 Act. Those steps may include, without limitation, (i) the adoption of any amendments to the Declaration of Trust or to the Bylaws of the Fund which the Trustees may in their discretion deem necessary or appropriate in respect of such conversion;
(ii) the preparation, execution, and filing of any documents, including without limitation a registration statement on Form N-1A (or any other form), and amendments thereto, that they may in their discretion deem necessary or appropriate with the Securities and Exchange Commission, or any other person or entity; (iii) the amendment of the registration of the Trust under the 1940 Act from a closed-end company to an open-end company; and (iv) the delisting of the Shares from the NYSE. For this purpose, a "business day" shall be any day on which the New York Stock Exchange is open. The obligation of the Trustees to cause the Fund to be converted to an open-end company will remain in effect even if the last sale price of the Shares on the New York Stock Exchange on any day after the Measuring Period is greater than 95% of the net asset value per Share of the Trust determined on each such day. No vote or consent of Shareholders will be required in connection with the conversion. The Trustees would not be required to take any action which would violate any applicable law, rule, or regulation.

         If the Fund converts to an open-end investment company, it will be able to continuously issue and offer for sale Shares, and each such Share could be presented to the Fund at the option of the holder for redemption at a price based on the then-current net asset value per share. Furthermore, the Shares would no longer be listed on the NYSE. After the conversion, Shares may be purchased from and redeemed by the Fund at net asset value as follows:

         Purchasing shares. Investors will be permitted to purchase Shares from the Fund's transfer agent or from other selected securities brokers or dealers following conversion to an open-end investment company. A buyer whose purchase order is received by the transfer agent before the close of trading on the NYSE, currently 4:00 p.m. Eastern time, will acquire Shares at the net asset value determined as of that day. A buyer whose purchase order is received by the transfer agent after the close of trading on the NYSE will acquire Shares at the net asset value set as of the next trading day. A broker may charge a transaction fee for the purchase.

         The Fund anticipates that, should it convert to an open-end investment company, the minimum initial investment in the Fund will be $2,500 for regular accounts and $1,000 for tax-qualified retirement plans. The Fund anticipates that the minimum additional investment in the Fund will be $1,000 for regular accounts and $500 for tax-qualified retirement plans. The Fund may further reduce or waive the minimums for certain retirement and other employee benefit plans; for Mentor Perpetual's [and its affiliates'] employees, clients and their affiliates; for advisers or financial institutions offering investors a program of services; or any other person or organization deemed appropriate by the Funds. Investors will be permitted to purchase Shares by check or by wire. The Fund will provide a pre-authorized investment plan to investors.

         Upon conversion, the Fund may institute a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to such plan, the Fund would be permitted to incur distribution expenses related to the sale of its shares of up to .25% per annum of the Fund's average daily net assets. The plan would provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or its distributor.

         Redeeming shares. Investors will be permitted to redeem Shares through the transfer agent of the Fund or from other selected securities brokers or dealers following conversion to an open-end investment company. A shareholder whose redemption order is received by the transfer agent before the close of trading on the NYSE, currently 4:00 p.m. Eastern time, will redeem Shares at the net asset value set as of that day. A shareholder whose redemption order is received by the Transfer Agent after the close of trading on the NYSE will redeem Shares at the net asset value set as of the next trading day on the NYSE. A broker may charge a transaction fee for the redemption.

                             DESCRIPTION OF SHARES

         General. The Fund was organized as a Massachusetts business trust by an Agreement and Declaration of Trust dated August 25, 1997. The Declaration of Trust provides that the Trustees of the Fund may authorize and issue an unlimited number of shares in separate classes, and the Trustees have authorized the Shares.

         The Trustees have the authority to issue an unlimited number of Shares. The Shares [outstanding are, and those] offered hereby when issued will be, fully paid and nonassessable by the Fund, except as set forth in the following paragraph. The Shares have no preemptive, conversion, exchange, or redemption rights. Each Share has one vote, with fractional shares voting proportionately. Shares are freely transferable.

         Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for any act or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for the loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is considered remote.


        The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, or to cause it to engage in certain transactions or to modify its structure. The affirmative vote of at least two-thirds of the outstanding Shares of the Fund is required to authorize any of the following actions: (1) merger or consolidation of the Fund, (2) sale of all or substantially all of the assets of the Fund, (3) liquidation or dissolution of the Fund, (4) conversion to an open-end investment company in certain circumstances, or (5) amendment of the Agreement and Declaration of Trust to reduce the two-thirds vote required to authorize the actions in (1) through (5), unless with respect to any of the actions listed in (1) through (4) such action has been authorized by the affirmative vote of two-thirds of the total number of Trustees then in office in which case the affirmative vote of a majority of the outstanding Shares is required.

        The Trustees have determined that the two-thirds voting requirements described above, which are greater than the minimum requirements under the 1940 Act, are in the best interests of the Fund and its Shareholders generally. Reference is made to the Agreement and Declaration of Trust of the Fund, on file with the Securities and Exchange Commission, for the full text of these provisions. These provisions could have the effect of depriving Shareholders of an opportunity to sell their Shares at at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction.


                                     TAXES

         The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

         As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. The Fund will not under present law be subject to any excise or income taxes in Massachusetts.

         In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash and cash items (including receivables), Government Securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than Government securities or securities of other regulated investment companies) of any issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund in general must distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

         Distributions from a Fund will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act"), two different tax rates apply to net capital gains (that is, the excess of net gains from capital assets held for more than one year ("long-term capital assets") over net losses from capital assets held for not more than one year ("short-term capital assets")). One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains") and a second, preferred rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of net capital gains will be treated in the hands of shareholders as mid-term gains to the extent designated by the Fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Fund.

         Dividend and capital gain distributions will be taxable as described above whether received in cash or in shares under the Dividend Reinvestment Plan. With respect to distributions received in cash or reinvested in shares purchased on the open market, the amount of the distribution for tax purposes will be the amount of cash distributed or allocated to the shareholder. With respect to distributions made in shares issued by the Fund, the amount of the distribution will be the fair market value of the shares on the payment date. In years when the Fund distributes amounts in excess of its earnings and profits, distributions to shareholders may be treated in part as a return of capital.

         If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

         Hedging transactions. If the Fund engages in transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund. The tax consequences of certain hedging transactions have been modified by the 1997 Act.

         Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), and thereafter as a return of capital or as gain from the sale or exchange of a capital asset, as the case may be. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         Return of capital distributions. If the Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, and thus reduces any loss or increases any gain on a subsequent taxable disposition by you or your shares.

         Securities issued or purchased at a discount. The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         Foreign currency-denominated securities and related hedging transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, and forward contacts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         If more than 50% of the Fund's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level imposed by the 1997
Act), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

         Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

         Sale or redemption of shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as mid-term capital gain if the shares have been held for more than 12 months, but not more than 18 months, and as adjusted net capital gains if the shares been held for more than 18 months. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain or loss. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         Shares purchased through tax-qualified plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

         Backup withholding. The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Shareholders who fail to furnish their current TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

      THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. EACH SHAREHOLDER IS ADVISED TO CONSULT ITS OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO IT OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.


                                  UNDERWRITING

         Subject to the terms and conditions of an Underwriting Agreement between [Name of Underwriter] (the "Underwriter") and the Fund, the Underwriter has agreed to purchase the Shares offered hereby from the Fund, and the Fund has agreed to sell the Shares offered hereby to the Underwriter.

         The Underwriting Agreement provides that the obligations of the Underwriter thereunder are subject to approval of certain legal matters by counsel and to various other conditions. The nature of the Underwriter's obligation is such that it is committed to purchase and pay for all of the Shares if any are purchased.

         The Underwriter proposes to offer the Shares offered hereby initially at the offering price set forth on the cover page of this Prospectus. The Underwriter proposes to offer the Shares to certain securities dealers at such price less a concession not in excess of $ per share. After the offering, the price to the public, concession and allowance may be changed by the Underwriter. The Underwriting Agreement provides that the Fund will pay the Underwriter up to $ in partial reimbursement of its expenses.

         The Fund has granted to the Underwriter an option, exercisable within days of the date of this Prospectus, to purchase up to an additional additional Shares to cover over-allotments, if any, at the same price per share as the initial Shares to be purchased by the Underwriter from the Fund. To the extent that the Underwriter exercises this option, the Underwriter will be committed, subject to certain conditions, to purchase such additional Shares. The Underwriter may purchase such Shares only to cover over-allotments made in connection with this offering.

         Investors must pay for the Shares on the third business day following the date of the final Prospectus. Investors should consult their brokers concerning the manner and method of payment. In addition, physical delivery of certificates representing Shares initially may be required to transfer ownership.

         In connection with the requirements for listing of the Shares on the NYSE, the Underwriter has undertaken to sell lots of 100 or more shares to a minimum of 2,000 beneficial owners in the United States. The minimum investment requirement is 100 Shares ($1,000).

         The Fund anticipates that from time to time the Underwriter may act as broker or dealer in connection with the execution of its portfolio transactions after it has ceased to be an Underwriter and, subject to certain restrictions, may act as broker while it is Underwriter.

         The Fund has agreed not to issue, and all Trustees and executive officers of the Fund have agreed not to resell, any additional Shares or other equity securities of the Fund for days after the date of this Prospectus without the prior written consent of the Underwriter.

         The Fund and Mentor Perpetual have agreed to indemnify the Underwriter against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Underwriter may be required to make in respect thereof.

      CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND REGISTRAR

         The Fund's custodian is Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 (the "Custodian"). The transfer agent, dividend disbursing agent, and registrar for the Shares is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 LEGAL MATTERS

         Certain legal matters in connection with the Shares offered hereby will be passed upon for the Fund by Ropes & Gray, Boston, Massachusetts and for the Underwriter by [Name and address of counsel].

                                    EXPERTS

         The audited financial statement of the Fund included in this Prospectus has been so included in reliance on the report of , independent accountants, given on the authority of said firm as experts in accounting and auditing.

                             ADDITIONAL INFORMATION

         The Fund has filed with the SEC a Registration Statement under the Securities Act and the 1940 Act with respect to the Shares offered hereby. This Prospectus does not contain all of the information set forth in the Registration Statement and its exhibits and schedules. For further information with respect to the Fund and the Shares offered hereby, reference is made to the Registration Statement, including the exhibits and schedules filed as part thereof. Statements contained in this Prospectus as to the contents of any contract or any other document are not necessarily complete, and, in each such instance, reference is hereby made to the copy of the contract or document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by this reference thereto. The Registration Statement, together with its exhibits and schedules, may be inspected without charge at the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and the regional offices of the SEC located at 7 World Trade Center, Suite 1300, New York, New York 10048 and at 500 West Madison Street, Suite 1400 Chicago, Illinois 60661. Copies of all or any part of such materials may be obtained from any such office upon payment of the fees prescribed by the SEC. Such information may also be inspected and copied at the offices of the NYSE at 20 Broad Street, New York, New York 10005. The SEC maintains an Internet site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the SEC.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Mentor Perpetual Global Emerging Companies Fund

         We have audited the accompanying statement of assets and liabilities of Mentor Perpetual Global Emerging Companies Fund (the "Fund") as of October , 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Fund at October , 1997 in conformity with generally accepted accounting principles.



Richmond, Virginia
October  , 1997

                      STATEMENT OF ASSETS AND LIABILITIES

                                     Assets

Cash..............................................................   $100,000
Deferred organization expenses (Note 1)...........................   ________

                                  Liabilities

Accrued expenses..................................................   $
Commitments (Notes 1 and 2).......................................   $_______


NET ASSETS, applicable to      shares of
beneficial interest without par value issued and
outstanding; unlimited number of authorized shares................   $100,000
                                                                     ========

NET ASSET VALUE PER SHARE.........................................   $
                                                                     ========


Note 1.  Organization

         The Fund was organized as a Massachusetts business trust on August , 1997 and is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The Fund has had no operations other than those relating to organizational matters, and the initial capital contribution of $100,000 has been made by . Certain expenses incurred by the Fund in connection with its organization and its initial public offering have been or will be paid initially by Mentor Perpetual Advisors, LLC ("Mentor Perpetual"), the Fund's investment adviser; however, the Fund will reimburse Mentor Perpetual for such costs. Organization costs estimated at $ will be deferred and amortized by the Fund over a period not to exceed 60 months from the date the Fund commences operations; offering costs will be charged to capital upon completion of this offering.

Note 2.  Management Contract

         The Fund has entered into a Management Contract with Mentor Perpetual as described under "Management Contract" in the Prospectus.

                                   APPENDIX A

Options

         The Fund may purchase and sell put and call options on its portfolio securities to enhance investment performance or to protect against changes in market prices.

         Covered call options. The Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

         A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

         In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

         The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

         Covered put options. The Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

         In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

         The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         Purchasing put and call options. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

         The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

         Options on foreign securities. The Fund may purchase and sell options on foreign securities. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

         Risks involved in the sale of options. Options transactions involve certain risks, including the risks that Mentor Perpetual will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Mentor Perpetual to forecast market and interest rate movements correctly.

         An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Mentor Perpetual believes it is inadvisable to do so.

         Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Fund and other clients of Mentor Perpetual may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

         Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

         Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Fund's use of options.

Futures Contracts

         In order to hedge against the effects of adverse market changes the Fund that may invest in debt securities may buy and sell futures contracts on debt securities of the type in which the Fund may invest and on indexes of debt securities. In addition, the Fund that may invest in equity securities may purchase and sell stock index futures to hedge against changes in stock market prices. The Fund may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase its current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

         Futures on Debt Securities and Related Options. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- the Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of the Fund's assets, reflect the fair value of the contract, in which case the positions will be valued by the Trustees or such persons.

         Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

         Hedging by use of futures on debt securities seeks to establish with more certainty than would otherwise be possible the effective rate of return on securities. The Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's securities. When hedging of this character is successful, any depreciation in the value of securities may substantially be offset by appreciation in the value of the futures position.

         On other occasions, the Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent purchase.

         Successful use by the Fund of futures contracts on debt securities is subject to Mentor Perpetual's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The Fund may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to the Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

         Index Futures Contracts and Options. The Fund may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. (Debt index futures in which the Funds are presently expected to invest are not now available, although such futures contracts are expected to become available in the future.) A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

         For example, the Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

         The Fund may purchase or sell futures contracts with respect to any securities indexes. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

         In order to hedge the Fund's investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

         Options on stock index futures. Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         Options on Indices. As an alternative to purchasing and selling call and put options on index futures contracts, each of the Funds which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

         The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Fund may also allow such options to expire unexercised.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

         Margin Payments. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

         When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Special Risks of Transactions in Futures Contracts and Related Options

         Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Fund would have to exercise the options in order to realize any profit.

         Hedging risks. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities which are the subject of a hedge. Mentor Perpetual will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the securities sought to be hedged.

         Successful use of futures contracts and options by the Fund for hedging purposes is also subject to Mentor Perpetual's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Mentor Perpetual may still not result in a successful hedging transaction over a short time period.

         Other Risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

                                   APPENDIX B


Foreign Currency Transactions

         The Fund may engage in currency exchange transactions, including foreign currency forward and futures contracts, to protect against uncertainty in the level of future foreign currency exchange rates. In addition, the Fund may purchase and sell call and put options on foreign currency futures contracts and on foreign currencies for hedging purposes.

         The Fund may engage in both "transaction hedging" and "position hedging". When the Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

         For transaction hedging purposes, the Fund may purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Mentor Perpetual, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

         When the Fund engages in position hedging, it enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of the Fund's securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         To offset some of the costs to the Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

         Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when Mentor Perpetual believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

         Settlement Procedures. Settlement procedures relating to investments in foreign securities and to foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and the Fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

                                 30,000 Shares

                Mentor Perpetual Global Emerging Companies Fund

                              Beneficial Interest

                            ------------------------
                                   PROSPECTUS
                            ------------------------



                             [NAME OF UNDERWRITER]

                               October    , 1997

         NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE UNDERWRITER. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, TO ANY PERSON IN ANY JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION IS NOT AUTHORIZED, OR IN WHICH THE PERSON MAKING SUCH OFFER OR SOLICITATION IS NOT QUALIFIED TO DO SO, OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATION THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE SUBSEQUENT TO THE DATE HEREOF.

        UNTIL      , 1997, ALL DEALERS EFFECTING TRANSACTION IN THE REGISTERED
SECURITIES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                            ------------------------

                                     PART C

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

         (1)  Financial Statements: included in Parts A and B:

                  (a)      Statement of Assets and Liabilities(2)

                  (b)      Independent Auditors Report(2)

         (2)  Exhibits

                  (a)      Agreement and Declaration of Trust(1)

                  (b)      Bylaws(1)

                  (c)      Inapplicable

                  (d)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights(1)

                     (2)   Portions of Bylaws Relating to Shareholders'
                           Rights(1)

                  (e)(1)   Automatic Dividend Reinvestment and Cash Purchase
                           Plan(2)

                     (2)   Dividend Reinvestment Plan Agency Agreement(2)

                  (f)      Inapplicable

                  (g) Form of Management Contract with Mentor Perpetual Advisors, LLC(2)

                  (h)(1)   Form of Underwriting Agreement(2)

                  (i)      Inapplicable

---------------
(1)  Filed herewith.
(2)  To be filed by pre-effective amendment.

                  (j)      Form of Custodian Agreement(2)

                  (k)      Form of Administrative Services Agreement(2)

                  (l)      Opinion and Consent of Ropes & Gray(2)

                  (m)      Inapplicable

                  (n)      Consent of Independent Accountants(2)

                  (o)      Inapplicable

                  (p)      Initial Capital Agreement(2)

                  (q)      Inapplicable

                  (r)      Financial Data Schedule(2)

Item 25.  Marketing Arrangements

         [To be supplied.]

Item 26.  Other Expenses of Issuance and Distribution

         Securities and Exchange Commission fee .......  [$          ]*
         Printing .....................................  [           ]*
         Accounting fees and expenses..................  [           ]*
         Legal fees ...................................  [           ]*
         Blue Sky fees and expenses....................  [           ]*
         Miscellaneous.................................  [           ]*
                Total................................... [$          ]*

*  To be provided.


---------------
(1)  Filed herewith.
(2)  To be filed by pre-effective amendment.

Item 27.  Persons Controlled by or under Common Control with Registrant

         After completion of the intimal public offering of the Registrant's shares, the Registrant expects that no person will be directly or indirectly controlled by, or under common control with the Registrant.

         As of the effective date hereof, [Name] will hold all of the outstanding shares of the Registrant which will have been purchased pursuant to an Initial Capital Agreement before the effective date of this Registration Statement..

Item 28.  Number of Record Holders of Securities

         As of the time of the filing of this registration statement, the Fund had no shares outstanding.

Item 29.  Indemnification

         Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

Trustees, Officers, etc.

         Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

         Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Indemnification Not Exclusive

         Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in
Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Shareholders

         Section 4. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability.

         Reference is made to the Underwriting Agreement, to be filed as an amendment to this Registration Statement, which contains provisions for the indemnification by [Name of Underwriter] of the Registrant and Trustees and officers and controlling persons of the Registrant under certain circumstances. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Business and Other Connections of Investment Adviser

         The following is additional information with respect to the directors and officers of Mentor Perpetual Advisors, LLC ("Mentor Perpetual"):

         The business and other connections of each director, officer, or partner of Mentor Perpetual in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following table.

                                             Other Substantial
                       Position with the     Business, Profession,
Name                   Investment Adviser    Vocation or Employment
-------------------    ------------------    ------------------------------
Scott A. McGlashan     President             Director, Perpetual Portfolio
                                             Management Limited
Martyn Arbib           Director              Chairman, Perpetual Portfolio
                                             Management Limited
Roger C. Cormick       Director              Deputy Chairman - Marketing,
                                             Perpetual Portfolio Management
                                             Limited
Paul F. Costello       Director              Managing Director, Wheat First
                                             Butcher Singer, Inc.; Mentor
                                             Investment Group, Inc.;
                                             President, Cash Resource Trust,
                                             Mentor Income Fund, Inc., The
                                             Mentor Funds, and Mentor
                                             Institutional Trust.
Daniel J. Ludeman      Director              Chairman and Chief Executive
                                             Officer, Mentor Investment
                                             Group; Director, Wheat First
                                             Securities, Inc.; Managing
                                             Director, Wheat First Butcher
                                             Singer, Inc.
David S. Mossop        Director              Director, Perpetual Portfolio
                                             Management Limited

         The address of each of the above-named entities is 901 East Byrd Street, Richmond, VA 23219, except that the address of Perpetual Portfolio Management Limited is 48 Hart Street, Henley-on-Thames, Oxfordshire RG92A2, England.

Item 31.  Location of Accounts and Records

         Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, John M. Ivan; Registrant's investment adviser, Mentor Perpetual Advisors LLC, and Registrant's transfer agent and custodian, [Name]. The address of the Clerk and Mentor Perpetual Advisors LLC is 901 East Byrd Street, Richmond, Virginia 23219. The address of the transfer agent and custodian is [to be supplied].

Item 32.  Management Services

         None.

Item 33.  Undertakings

         (1) The Registrant undertakes to suspend offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         (2)      Inapplicable.

         (3)      Inapplicable.

         (4)      Inapplicable.

         (5)      The undersigned registrant hereby undertakes that:

                  (a) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the registrant pursuant to Rule 424(b)(1) or (4) or 497(h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective.

                  (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

         (6)      Inapplicable.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of the Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, and The Commonwealth of Virginia, on the 26th day of August, 1997.

                        MENTOR PERPETUAL GLOBAL EMERGING
                                 COMPANIES FUND


                                            By:   /s/ Paul F. Costello
                                               --------------------------
                                            Title: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of August, 1997.

       Signature                                 Title
       ---------                                 -----
/s/ Daniel. Ludeman                        Chairman; Trustee
--------------------------
  Daniel J. Ludeman

/s/ Paul F. Costello                       President
--------------------------
    Paul F. Costello

/s/ Terry L. Perkins                       Treasurer; Principal Financial and
--------------------------                 Accounting Officer
   Terry L. Perkins

                                 EXHIBIT INDEX

                                                             Exhibit
Exhibit                                                      Page No.
-------                                                      -------
(A)    Agreement and Declaration of Trust

(B)    Bylaws

(D)(1) Portions of Agreement and Declaration of Trust
       Relating to Shareholders Rights

   (2) Portions of By-Laws Relating to
       Shareholders' Rights